Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Value Of Goodwill) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2016
Goodwill [Roll Forward]
Beginning Balance	$ 171,117	$ 172,059
Adjustments	0	1,058
Ending Balance	$ 171,117	$ 171,117